Equity (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	1,500,000,000	1,500,000,000		1,500,000,000
Shares of common stock	621,790,646	621,790,646		0
Common stock vote		one
Conversion of preferred units	17,391,000	17,391,000		42,280,021
Common stock conversion unit		2,898,499
Decreased in non controlling interest balance (in Dollars)
Shares of common stock	24,902,106	24,902,106
Grant date fair value (in Dollars)	$ 3,400,000
Additional paid-in capital (in Dollars)	3,400,000	$ 3,400,000
Common stock base amount (in Dollars)	$ 62,000	$ 62,000		$ 45,000	[1]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Share-based compensation expense (in Dollars)	$ 1,900,000	$ 1,947,000
Convertible preferred units outstanding	59,671,021	59,671,021
Converted shares of common stock	15,538,507	15,538,507
Dividend per annum		5.00%
Liquidation preference (in Dollars)
Conversion period of preferred into common shares		90 days
Share-Based Compensation [Member]
Stockholders’ Deficit [Line Items]
Grant date fair value (in Dollars)		$ 1,500,000
CPU Share Allocation [Member]
Stockholders’ Deficit [Line Items]
Recognized equity (in Dollars)		$ 186,800,000
Noncontrolling Interest [Member]
Stockholders’ Deficit [Line Items]
Decreased in non controlling interest balance (in Dollars)	(13,925,000)
Convertible Preferred Units [Member]
Stockholders’ Deficit [Line Items]
Decreased in non controlling interest balance (in Dollars)
Convertible preferred units outstanding				59,671,021
Converted shares of common stock				12,640,008
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	1,500,000,000	1,500,000,000
Shares of common stock	621,790,646	621,790,646
Common stock base amount (in Dollars)	$ 64	$ 64
Common Stock [Member] | Share-Based Compensation [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock	640,189	640,189
Voting Member Units [Member]
Stockholders’ Deficit [Line Items]
Issuance of units				100,000
Non-Voting Member Units [Member]
Stockholders’ Deficit [Line Items]
Outstanding of units				900,000

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 3